Fair Value Measurements (Details) (Recurring [Member], USD $)	Dec. 31, 2014	Dec. 31, 2013
LIABILITIES:
Total warrant liability	$ 23,425	$ 140,550
Warrant liability [Member]
LIABILITIES:
Total warrant liability	23,425	140,550
Level 1 [Member]
LIABILITIES:
Total warrant liability
Level 1 [Member] | Warrant liability [Member]
LIABILITIES:
Total warrant liability
Level 2 [Member]
LIABILITIES:
Total warrant liability
Level 2 [Member] | Warrant liability [Member]
LIABILITIES:
Total warrant liability
Level 3 [Member]
LIABILITIES:
Total warrant liability	23,425	140,550
Level 3 [Member] | Warrant liability [Member]
LIABILITIES:
Total warrant liability	$ 23,425	$ 140,550